OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

15.   OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Deposit-long-term*	6,733	6,036	925
Long-term deferred assets	1,755	—	—
Advance to hospitals-noncurrent**	1,433	1,102	169
	9,921	7,138	1,094

*     Impairment losses of RMB400 and nil were provided for the balances as at December 31, 2019 and 2020.

**   Impairment losses of RMB330 and RMB52 (US$8) were provided for the balances as at December 31, 2019 and 2020.